DEBT - Revolving Facility - Long term debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in credit facility
At the beginning	$ 145,795
At the end	88,350	$ 145,795
Non-current	88,350	100,795
Total	88,350	$ 145,795
Revolving Facility
Changes in credit facility
Converted from Credit Facility to Revolving Facility (note (a))	113,350
Interest expensed during the year (note 7(a))	2,736
Interest paid during the year	(2,736)
Principal repayments during the year	(25,000)
At the end	88,350
Non-current	88,350
Total	$ 88,350